UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         10/26/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              53
                                                  -----------------------

Form 13F Information Table Value Total:             170714 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101          411       15196SH         SOLE            NONE      15196
COCA COLA COMPANY                 COM     191216100          250        3682SH         SOLE            NONE       3682
DISCOVER FINANCIAL SVCS           COM     254709108          158        6522SH         SOLE            NONE       6522
EXXON MOBIL CORPORATION           COM     30231G102          229        2858SH         SOLE            NONE       2858
FIRST AMERN SCIENTIFIC            COM     31846W102            2      103000SH         SOLE            NONE     103000
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507          174        8725SH         SOLE            NONE       8725
INTERPLAY ENTERTAINMENT           COM     460615107            1       20000SH         SOLE            NONE      20000
INTL BUSINESS MACHINES            COM     459200101          158         864SH         SOLE            NONE        864
INVESCO INSD MUN INCM TRSBI       COM     46132P108          183       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          445       31244SH         SOLE            NONE      31244
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         8945       78988SH         SOLE            NONE      78988
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        13827      204510SH         SOLE            NONE     204510
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606          275        2722SH         SOLE            NONE       2722
ISHARES S&P SM CAP GROWTH 600     COM     464287887          298        4075SH         SOLE            NONE       4075
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646        22836      218650SH         SOLE            NONE     218650
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         9181      108671SH         SOLE            NONE     108671
ISHARES TR BRCLYS AGGREG BD       COM     464287226          394        3601SH         SOLE            NONE       3601
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176         7749       67492SH         SOLE            NONE      67492
ISHARES TR S&P SHRT TRM NATL AMT  COM     464288414          105         991SH         SOLE            NONE        991
ISHARES TR S&P NATL AMT FREE MUNI COM     464288158          108        1015SH         SOLE            NONE       1015
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         5721       64247SH         SOLE            NONE      64247
IVERNIA INC F                     COM     46582W108            6      100000SH         SOLE            NONE     100000
J M A R TECHNOLOGIES INC          COM     466212107            0       27200SH         SOLE            NONE      27200
JOHNSON & JOHNSON                 COM     478160104          514        8011SH         SOLE            NONE       8011
MEDCOHEALTH SOLUTIONS             COM     58405U102          382        7820SH         SOLE            NONE       7820
MEDTRONIC INC                     COM     585055106          140        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1193       35940SH         SOLE            NONE      35940
PFIZER INCORPORATED               COM     717081103          176        9189SH         SOLE            NONE       9189
POWERSHS                          COM     73935S105         5364      194828SH         SOLE            NONE     194828
PROTEK CAP INC                    COM     74370A104            0      200000SH         SOLE            NONE     200000
PURE BIOSCIENCE                   COM     746218106           17       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          300        2395SH         SOLE            NONE       2395
SCH INTM TRSR ETF                 COM     808524854          420        7994SH         SOLE            NONE       7994
SCH ST TRSR ETF                   COM     808524862          391        7741SH         SOLE            NONE       7741
SCH US MID-CAP ETF                COM     808524508          251       10462SH         SOLE            NONE      10462
SCHW INTL EQ TEF                  COM     808524805          282       11077SH         SOLE            NONE      11077
SCHW US LCAP GRO ETF              COM     808524300          286        9531SH         SOLE            NONE       9531
SCHW US LCAP VAL ETF              COM     808524409          580       20775SH         SOLE            NONE      20775
SCHW US SCAP ETF                  COM     808524607          211        6450SH         SOLE            NONE       6450
SPDR BARCLAYS TBILL ETF 3 MONTH   COM     78464A680          212        4631SH         SOLE            NONE       4631
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         6362       39644SH         SOLE            NONE      39644
VANGUARD BOND IX INT              COM     921937819          989       11394SH         SOLE            NONE      11394
VANGUARD BOND IX SHORTTERM BD ETF COM     921937827         1777       21898SH         SOLE            NONE      21898
VANGUARD BOND IX TTL BD MKT       COM     921937835          646        7771SH         SOLE            NONE       7771
VANGUARD PACIFIC                  COM     922042866         4256       82042SH         SOLE            NONE      82042
VANGUARD REIT                     COM     922908553         4402       77946SH         SOLE            NONE      77946
VERIZON COMMUNICATIONS            COM     92343V104          154        4157SH         SOLE            NONE       4157
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133        10687      498715SH         SOLE            NONE     498715
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         7678      146940SH         SOLE            NONE     146940
WISDOMTREE GLBL EQ INC FD         COM     97717W877         8893      220554SH         SOLE            NONE     220554
WISDOMTREE LARGECAP DIV           COM     97717W307        35553      748642SH         SOLE            NONE     748642
WISDOMTREE MIDCAP DIV             COM     97717W505         3657       71676SH         SOLE            NONE      71676
WISDOMTREE SMALLCAP DIV           COM     97717W604         3486       79051SH         SOLE            NONE      79051


TOTAL                                                 $170714(x1000)

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